SHARE OPTION SCHEME (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share Options Outstanding Under the Scheme	The following share options were outstanding under the Scheme during the year:

	2025		2024		2023
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
	US$ per share	’000	US$ per share	’000	US$ per share	’000
Outstanding at January 1,	10.5970	4,440	9.3287	6,367	7.1370	9,180
Granted during the year	19.0400	15	31.4100	15	23.5300	355
Forfeited during the year	18.2849	(82)	8.1198	(344)	2.8336	(708)
Exercised during the year	4.5153	(776)	6.2720	(1,598)	5.0687	(2,460)
Outstanding at December 31,	11.7690	3,597	10.5970	4,440	9.3287	6,367
Exercisable at December 31	11.1479	3,387	7.7517	3,428	4.5401	3,470

Summary of Fair Value of Equity Settled Share Options Granted	The following table lists the inputs to the model used:

	2025	2024	2023
Dividend yield (%)	—	—	—
Expected volatility (%)	59.0%	76.9%	66.1%
Risk-free interest rate (%)	3.91% - 4.28%	4.25% - 5.41%	3.40% - 4.84%
Contractual life of options (year)	10	10	10
Expected life of options (year)	6.09	6.48	6.59
Weighted average share price used in share option fair value	$19.04	$31.41	$23.53
Early Exercise Multiple	2.2	2.2	2.2
Post-Vesting Termination Rate (annual)	7.92%	5.69%	4.95%